Investment properties (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		$ 253,239
Fair value at the end of the year		233,360	$ 253,239
Level 2 [Member]
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		25,453	16,438
Additions		3,614	2,281
Financial cost charged		152	37
Capitalized leasing costs		8	11
Amortization of capitalized leasing costs	[1]	(6)	(5)
Transfers		(487)	516
Deconsolidation (see Note 4,I,)
Assets incorporated by business combination			185
Disposals		(50)	(227)
Cumulative translation adjustment		(47)
Net gain / (loss) from fair value adjustment		2,096	6,217
Fair value at the end of the year		30,733	25,453
Level 3 [Member]
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		227,786	184,858
Additions		4,510	3,483
Financial cost charged		11	97
Capitalized leasing costs		3	25
Amortization of capitalized leasing costs	[1]	(9)	(2)
Transfers		790	1,775
Deconsolidation (see Note 4,I,)			(7,229)
Assets incorporated by business combination
Disposals		(2,572)	(630)
Cumulative translation adjustment		(2,086)	34,352
Net gain / (loss) from fair value adjustment		(25,806)	11,057
Fair value at the end of the year		$ 202,627	$ 227,786

[1]	Amortization charges of capitalized leasing costs were included in "Costs" in the Statements of Income (Note 23).